Related Party Transactions (Details) - USD ($)						1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 05, 2021	Feb. 03, 2021	Feb. 02, 2021	Nov. 12, 2020	Feb. 12, 2020	Oct. 29, 2021	Sep. 30, 2021	Sep. 25, 2021	Sep. 24, 2021	Sep. 21, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 13, 2023	Aug. 04, 2022
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)															$ 10
Aggregate of founder shares (in Shares)											17,800		234,500
Revenue											$ 18,236	$ 18,471
Accounts receivable											2,308,000		$ 1,302,000	$ 3,390,000
Accounts payable											18,262,000		6,081,000	2,658,000
Revenue													1,600,000	800,000
Accounts receivable related parties													800,000	300,000
Other expenses													2,100,000	300,000
Affiliate revenue payable related to engineering services													$ 400,000	200,000
Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)													$ 5.96
Sponsor forfeited (in Shares)						381,250
Fair value of founder shares													$ 9,680,000
Borrowed under the promissory note									$ 188,805
Working capital aggregate							$ 250,000
Description of Working capital note													Up to an aggregate of $1,500,000 outstanding under the Working Capital Loans may be convertible into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant at the option of the lender, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans, unless they are converted into warrants. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans.
Warrant description													The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.
Outstanding under working capital loans													$ 625,000	0
Administrative service fees										$ 15,000
Administrative service fees													180,000	48,000
Compensation services													150,000	40,000
Fees amount													41,667	0
Related party transactions													112,480	63,678
Due to related party													$ 112,448	1,032
Inflection Point Acquisition Corp. [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Investor purchasing percentage													100.00%
Inflection Point Acquisition Corp. [Member] | Proposed public offering [Member]
Related Party Transactions (Details) [Line Items]
Other expenses			$ 300,000
Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Non-redemption shares (in Shares)							1,386,989
Affiliated Entity [Member] | Axiom Space Inc [Member]
Related Party Transactions (Details) [Line Items]
Revenue											100,000	1,100,000
Accounts receivable											900,000	800,000
Affiliated Entity [Member] | IBX, LLC [Member]
Related Party Transactions (Details) [Line Items]
Management fee expense											500,000	500,000
Accounts payable												500,000	$ 400,000
Affiliated Entity [Member] | KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Revenue											600,000	400,000
Accounts receivable												400,000	300,000
Affiliated Entity [Member] | X-energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable											100,000		$ 100,000
Affiliated Entity [Member] | Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
License fee expense												$ 100,000
Affiliated Entity [Member] | S N S [Member] | KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Equity ownership percentage					10.00%
COS [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Services rendered								$ 12,500
Founder Share [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment		$ 25,000
Price per share (in Dollars per share)		$ 0.003
Description of stock split	the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares.
Aggregate of founder shares (in Shares)													1,625,000
Price per share (in Dollars per share)													$ 12
Founder Share [Member] | Inflection Point Acquisition Corp. [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)	1,125,000
Founder Share [Member] | Class B Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs in consideration (in Shares)		7,187,500
Sponsor [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor agreed to loan																$ 1,000,000
Kingstown [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Forward purchase shares (in Shares)										5,000,000
Kingstown [Member] | Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)										$ 10
Forward purchase shares (in Shares)										5,000,000
Kingstown [Member] | Private Placement [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Agreement amount										$ 50,000,000
KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Affiliate revenue payable related to engineering services													$ 1,900,000	1,300,000
Ownership rate				10.00%
Accounts receivable													300,000	200,000
X Energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Affiliate accounts payable related to energy expenses													100,000	0
Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
Expenses with related to management fees													$ 100,000	$ 200,000